Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 4.5%
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54	$2,000	$1,996,630
Series B-2, 4.81%, 12/01/48	2,500	2,489,604
Series F, 5.50%, 11/01/53	840	849,226
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.98%, 01/01/53	5,090	4,841,406

		10,176,866

Arizona — 1.5%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(b)	550	431,863
Series A, (BAM), 4.00%, 06/01/44	730	605,021
Series A, 5.00%, 07/01/49(b)	525	422,970
Series A, 5.00%, 07/01/54(b)	405	317,927
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	535	515,885
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	535	398,441
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	227,430
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	450	436,086

		3,355,623

Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	415	376,789
Series A, AMT, 4.50%, 09/01/49(b)	1,270	1,116,526

		1,493,315

California — 9.7%
Bay Area Toll Authority, Refunding RB, Series C, 4.54%, 04/01/56(a)	1,000	1,004,203
California Community Choice Financing Authority, RB(a) 5.23%, 02/01/54	1,550	1,546,424
Series B-2, 4.64%, 02/01/52	1,500	1,357,843
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	120	72,164
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	322,352
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	1,100	765,471
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,322,076
California State Public Works Board, RB Series I, 5.50%, 11/01/30	5,000	5,009,916
Series I, 5.50%, 11/01/31	3,130	3,136,221
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	100	91,565
4.00%, 10/01/56	160	120,477
4.00%, 12/01/56	200	126,218
Series A, 4.00%, 06/01/58	740	504,819
Senior Lien, 3.13%, 06/01/57	515	294,652
Series A, Senior Lien, 4.00%, 12/01/58	745	503,832
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series A, AMT, 5.50%, 05/01/28	1,800	1,801,640

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series A, AMT, 5.25%, 05/01/33	$1,410	$1,410,750
Series A, AMT, 5.00%, 05/01/44	1,860	1,739,602
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	940,326

		22,070,551

Colorado — 4.4%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,500	1,501,055
Series A, AMT, 5.50%, 11/15/30	565	565,401
Series A, AMT, 5.50%, 11/15/31	675	675,478
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,600,516
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	790	626,980
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	205	205,254
Series D, 4.74%, 05/15/61(a)	1,290	1,286,719
Colorado Health Facilities Authority, Refunding RB, Series A, 3.25%, 08/01/49	3,025	1,971,998
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	830	761,944
E-470 Public Highway Authority, Refunding RB, Series B, 3.91%, 09/01/39(a)	260	258,571
STC Metropolitan District No. 2, Refunding GO, Series A, 5.00%, 12/01/38	715	626,985

		10,080,901

Connecticut — 1.5%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	1,725	1,806,617
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,718,153

		3,524,770

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,345	1,214,181

District of Columbia — 1.7%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	465	457,769
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.25%, 07/15/53	3,370	3,447,986

		3,905,755

Florida — 6.9%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	365,176
Series A, 5.50%, 06/01/57	165	131,036
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/53	1,700	1,790,790
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	1,440	1,380,747

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, 4.00%, 09/01/51	$1,700	$1,359,874
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	1,700	1,377,421
Series A, AMT, 5.00%, 10/01/38	950	926,874
Series A-1, AMT, (AGM), 4.00%, 10/01/45	3,230	2,585,182
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	730	471,619
Finley Woods Community Development District, SAB 4.00%, 05/01/40	265	210,583
4.20%, 05/01/50	450	329,407
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	335	288,755
AMT, 5.00%, 05/01/29	470	427,849
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	260	193,953
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	204,408
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	30	30,000
Osceola Chain Lakes Community Development District, SAB 4.00%, 05/01/40	670	529,722
4.00%, 05/01/50	640	446,638
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	1,681,094
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	286,508
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	585,459
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	210	185,344

		15,788,439

Georgia — 1.7%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	195	153,759
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	884,365
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 5.26%, 12/01/53(a)	2,830	2,758,091

		3,796,215

Hawaii — 0.9%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	740,097
AMT, 5.25%, 08/01/26	1,205	1,205,292

		1,945,389

Illinois — 11.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,193,370
Series A, 5.00%, 12/01/40	1,165	1,060,593
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,140	1,074,547
Chicago Midway International Airport, Refunding RB Series A, AMT, 2nd Lien, 5.50%, 01/01/28	1,000	999,641

Security	Par (000)	Value

Illinois (continued)
Chicago Midway International Airport, Refunding RB (continued)
Series A, AMT, 2nd Lien, 5.50%, 01/01/29	$1,500	$1,502,867
Series A, AMT, 2nd Lien, 5.38%, 01/01/33	2,000	1,999,289
Cook County Community College District No. 508, GO 5.25%, 12/01/30	1,270	1,270,550
5.50%, 12/01/38	1,205	1,175,828
5.25%, 12/01/43	2,960	2,678,223
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/41	1,000	866,662
Series C, 5.00%, 02/15/41	975	949,118
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	481,545
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	4,885	4,893,181
Series A, 5.00%, 01/01/45	980	979,318
Series A, 4.00%, 01/01/46	1,000	833,910
Series B, 5.00%, 01/01/40	1,270	1,274,501
State of Illinois, GO 5.25%, 02/01/31	1,495	1,498,057
5.25%, 02/01/32	2,320	2,324,751

		27,055,951

Indiana — 0.2%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	300	236,582
Series A, 5.00%, 06/01/51	220	160,709
Series A, 5.00%, 06/01/56	190	134,803

		532,094

Iowa — 1.0%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	3,350	2,381,016

Kentucky — 0.9%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	131,339
Fayette County School District Finance Corp., RB, (BAM-TCRS), 5.00%, 06/01/47	1,995	1,997,902

		2,129,241

Louisiana — 3.1%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series B, Junior Lien, (AGM), 4.00%, 12/01/49	6,100	4,822,647
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,228,485

		7,051,132

Maryland — 6.6%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,302,298
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	1,095	955,164
Maryland Economic Development Corp., RB, Class B, AMT, 5.00%, 12/31/40	525	493,409
Maryland Stadium Authority, RB (NGFGC), 5.00%, 05/01/34	4,780	4,955,382
Series A, (NGFGC), 5.00%, 05/01/47	6,460	6,422,288

		15,128,541

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	$1,300	$876,237
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	902,489
Series A, 5.00%, 01/01/47	420	379,647

		2,158,373

Michigan — 1.8%
Michigan Finance Authority, Refunding RB 4.00%, 09/01/46	550	428,126
4.94%, 04/15/47(a)	2,910	2,901,335
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	832,158

		4,161,619

Minnesota — 1.0%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	985	788,161
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,555	1,537,608

		2,325,769

Mississippi — 2.0%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,229,811
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	2,815	2,435,427

		4,665,238

Missouri — 1.7%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,000	3,906,262

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	110	98,431
Series B-2, 3.60%, 12/01/47	165	164,046

		262,477

Nevada — 2.0%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,073,763
City of Las Vegas Nevada Special Improvement District No. 814, SAB 4.00%, 06/01/39	120	94,337
4.00%, 06/01/44	315	229,241
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,256,707
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	580	530,786
5.00%, 07/01/45	400	350,709

		4,535,543

New Hampshire(a)(b) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	200	133,002
Series B, AMT, 3.75%, 07/01/45	670	447,247

		580,249

New Jersey — 8.7%
New Jersey Economic Development Authority, RB 5.00%, 06/15/36	810	829,421
Series A, 5.00%, 06/15/47	2,500	2,443,385

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series LLL, 5.00%, 06/15/34	$635	$657,056
AMT, (AGM), 5.00%, 01/01/31	1,355	1,339,975
AMT, 5.38%, 01/01/43	1,940	1,878,331
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,500	1,227,722
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,195	1,084,969
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,255,495
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,880	1,700,051
New Jersey Transportation Trust Fund Authority, RB
Class BB, 4.00%, 06/15/50	1,500	1,225,665
Series BB, 4.00%, 06/15/50	1,775	1,450,370
Series S, 5.25%, 06/15/43	2,980	3,009,537
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	942,545
Sub-Series B, 5.00%, 06/01/46	810	752,179

		19,796,701

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	135	105,960

New York — 5.0%
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	1,550	1,550,515
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	760	678,193
Series 1, 4.00%, 02/15/43	1,750	1,539,917
Series A, 3.00%, 11/15/51	210	136,136
New York Power Authority, RB, 5.13%, 11/15/63(c)	3,370	3,332,854
New York State Thruway Authority, RB, Second Series, 4.13%, 03/15/56	1,675	1,397,748
New York Transportation Development Corp., RB 5.63%, 04/01/40(c)	465	460,127
AMT, 5.00%, 10/01/35	1,025	978,161
AMT, 4.00%, 04/30/53	605	451,608
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	878,944

		11,404,203

North Carolina — 2.2%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.21%, 12/01/41(a)	4,970	4,946,466

North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series B, (AGM), 5.00%, 12/01/48	880	846,342

Ohio — 3.1%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	377,783
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	5,065	4,141,658
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	260,594

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	$530	$422,466
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	1,799,348

		7,001,849

Oklahoma — 2.3%
Oklahoma Turnpike Authority, RB 5.50%, 01/01/53	2,055	2,156,098
Series A, 4.00%, 01/01/48	3,600	3,061,250

		5,217,348

Pennsylvania — 16.3%
Allegheny County Airport Authority, RB, 5.50%, 01/01/53	670	672,434
Allegheny County Hospital Development Authority, RB, Series D2, 4.89%, 11/15/47(a)	1,040	1,036,121
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	131,578
Chester County Health and Education Facilities Authority, RB, Series A, Refunding RB, 5.00%, 10/01/52	2,000	1,877,548
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,415	1,245,709
Series B, (AGM), 5.50%, 09/01/53	2,830	2,907,597
Commonwealth of Pennsylvania, GO, 4.00%, 03/01/38	3,600	3,337,095
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	1,215	1,050,543
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	622,084
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	250	233,886
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	5,930	5,300,522
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/43	515	519,354
AMT, 5.25%, 06/30/53	1,000	968,340
Pennsylvania Housing Finance Agency, RB, 5.38%, 10/01/46(c)	1,690	1,697,737
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	3,000	2,390,506
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,308,788
Series A, Subordinate, 5.00%, 12/01/37	750	762,629
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/41	2,490	2,501,205
Series B, 5.25%, 12/01/52	5,000	5,071,455
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	1,285	1,250,005
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	1,165	827,321
School District of Philadelphia, GO, Series A, 5.50%, 09/01/48(c)	400	410,092

		37,122,549

Security	Par (000)	Value

Puerto Rico — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$5,039	$4,250,686
Series A-1, Restructured, 5.00%, 07/01/58	4,109	3,560,997
Series A-2, Restructured, 4.78%, 07/01/58	264	221,037
Series A-2, Restructured, 4.33%, 07/01/40	2,279	1,967,945
Series B-2, Restructured, 4.78%, 07/01/58	394	329,433
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,757	1,175,875

		11,505,973

South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,970	1,962,742
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	825	620,915
7.50%, 08/15/62	390	323,555
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	860	830,898

		3,738,110

Tennessee — 1.7%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,000	2,836,723
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,044,675

		3,881,398

Texas — 7.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	410	358,716
7.88%, 11/01/62	360	338,932
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,000	823,115
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	900	744,062
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	1,410	1,222,221
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	885	760,550
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	815	675,159
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	344,783
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/43	1,400	1,406,631
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	1,620	1,545,000
Series B, 5.00%, 07/01/36	2,500	2,513,796
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,018,193
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	197,973

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	$2,935	$2,844,416
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,050	1,054,864

		16,848,411

Utah — 1.7%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/48	585	575,619
Series A, AMT, 5.50%, 07/01/53	675	678,929
County of Utah Utah, RB
Series A, 3.00%, 05/15/50	1,840	1,202,864
Series B, 4.00%, 05/15/47	1,340	1,102,413
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	170	135,736
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	325	279,637

		3,975,198

Virginia — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	822,589
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,525	2,330,253

		3,152,842

Washington — 4.2%
Central Puget Sound Regional Transit Authority, RB, Series 2015, Class 2A, 4.39%, 11/01/45(a)	3,000	2,955,809
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.42%, 01/01/40(a)	915	903,314
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	660	633,853
Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	735	713,432
State of Washington, GO, Series C, 5.00%, 02/01/36	3,000	3,109,864
Washington Health Care Facilities Authority, Refunding RB, Series A, Refunding RB, 5.00%, 08/01/44	875	828,491
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	215	198,929
Series A, 5.00%, 07/01/48	205	183,710

		9,527,402

West Virginia — 1.0%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	2,810	2,334,794

Wisconsin — 2.5%
Public Finance Authority, RB(b)
5.00%, 10/15/51	210	160,306
Class A, 5.00%, 06/15/51	550	383,488
Series A, 5.00%, 07/01/55	305	222,429
Series A, 5.00%, 10/15/55	955	695,601
Series A-1, 4.50%, 01/01/35	515	431,880
Public Finance Authority, Refunding RB 5.00%, 09/01/49(b)	285	203,535

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
Series A, 5.00%, 11/15/49	$570	$495,703
Series B, AMT, 5.00%, 07/01/42	990	901,969
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,065	2,096,997

		5,591,908

Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	855	685,123

Total Municipal Bonds — 132.2% (Cost: $327,584,354)		301,908,087

Municipal Bonds Transferred to Tender Option Bond Trusts(a)(e)

New York — 1.9%
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	5,000	4,277,786

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.9% (Cost: $4,924,225)		4,277,786

Total Long-Term Investments — 134.1% (Cost: $332,508,579)		306,185,873

	Shares

Short-Term Securities

Money Market Funds — 25.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(f)(g)	57,214,324	57,214,324

Total Short-Term Securities — 25.0% (Cost: $57,211,784)		57,214,324

Total Investments — 159.1% (Cost: $389,720,363)		363,400,197

Liabilities in Excess of Other Assets — (0.6)%		(1,510,967)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1)%		(2,519,948)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.4)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$228,369,282

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$43,517,069	$13,696,363	(a)	$—	$1,111	$(219)	$57,214,324	57,214,324	$296,036	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$301,908,087	$—	$301,908,087
Municipal Bonds Transferred to Tender Option Bond Trusts	—	4,277,786	—	4,277,786
Short-Term Securities
Money Market Funds	57,214,324	—	—	57,214,324

	$57,214,324	$306,185,873	$—	$363,400,197

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,500,000)	$—	$(2,500,000)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(133,500,000)	$—	$(133,500,000)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

7